Rational/Pier 88 Convertible Securities Fund

(the “Fund”)

Class A Shares: PBXAX	Class C Shares: PBXCX	Institutional Shares: PBXIX

August 30, 2024

The information in this Supplement amends certain information contained in the
Fund’s Summary Prospectus dated May 1, 2024

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The Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Total Return Index to the Bloomberg US Aggregate Bond Index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years	Since Predecessor Fund Inception (3/1/2017)
Institutional Shares[1]
Return Before Taxes	3.29%	7.29%	6.63%
Return After Taxes on Distributions[2]	2.53%	6.41%	5.99%
Return After Taxes on Distributions and Sale of Fund Shares[2]	2.13%	5.54%	5.12%
Class A Shares[1,3]
Return Before Taxes	(2.15)%	5.94%	5.60%
Class C Shares[1]
Return Before Taxes	1.92%	6.24%	5.58%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(2)	5.53%	1.10%	1.28%
ICE BofA Investment Grade US Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes)(2)	6.74%	8.00%	8.17%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.58%

1

1.	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[2]	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index to the Bloomberg US Aggregate Bond Index because the Bloomberg US Aggregate Bond Index is a more appropriate broad-based market index to compare the Fund’s performance.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Funds each dated May 1, 2024, which provides information that you should know about the Funds before investing. This document is available upon request and without charge by calling the Funds toll-free at 1-800-253-0412 or by writing to Rational Funds, c/o Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474.

Please retain this Supplement for future reference.